Vanguard Pacific Stock Index Fund

Supplement Dated October 11, 2019, to the Prospectus and Summary Prospectus Dated February 26, 2019

Effective immediately, the Vanguard Pacific Stock Index Fund’s Institutional Plus Shares (which have not yet commenced operations) are permanently closed to all investors. All references to the Institutional Plus Shares with respect to the Pacific Stock Index Fund are hereby deleted in their entirety.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 1864 102019

Vanguard® International Equity Index Funds

Supplement Dated October 11, 2019, to the Statement of Additional Information Dated February 26, 2019

Vanguard Pacific Stock Index Fund

Effective immediately, the Vanguard Pacific Stock Index Fund’s Institutional Plus Shares (which have not yet commenced operations) are permanently closed to all investors. All references to the Institutional Plus Shares with respect to the Pacific Stock Index Fund are hereby deleted in their entirety.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 072 102019